Common Stock (Notes)	12 Months Ended
Dec. 31, 2017
Common Stock [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
5. COMMON STOCK
Common Stock
As of December 31, 2017 and 2016, we had 100 million shares of common stock authorized. As of December 31, 2017, we had reserved 43,058 shares for issuance of common stock under the Employee Stock Purchase Plan (ESPP) and 155,086 shares under our Dividend Reinvestment and Direct Stock Purchase Plan (DRPP). At our election, shares sold through our DRPP may be purchased in the open market or through original issuance of shares reserved for issuance under the DRPP.

The Restated Stock Option Plan (SOP) was terminated with respect to new grants in 2012; however, options granted before the Restated SOP was terminated will remain outstanding until the earlier of their expiration, forfeiture, or exercise. There were 91,688 options outstanding at December 31, 2017, which were granted prior to termination of the plan.

During November 2016, we completed an equity issuance consisting of an offering of 880,000 shares of its common stock along with a 30-day option for the underwriters to purchase an additional 132,000 shares. The offering closed on November 16, 2016 and resulted in a total issuance of 1,012,000 shares as both the initial offering and the underwriter option were fully executed. All shares were issued on November 16, 2016 at an offering price of $54.63 per share and resulted in total net proceeds of $52.8 million.

Stock Repurchase Program
We have a share repurchase program under which we may purchase our common shares on the open market or through privately negotiated transactions. We currently have Board authorization through May 2018 to repurchase up to an aggregate of the greater of 2.8 million shares or $100 million. No shares of common stock were repurchased pursuant to this program during the year ended December 31, 2017. Since the plan’s inception in 2000, a total of 2.1 million shares have been repurchased at a total cost of $83.3 million.

Summary of Changes in Common Stock
The following table shows the changes in the number of shares of our common stock issued and outstanding:

In thousands	Shares
Balance, December 31, 2014	27,284
Sales to employees under ESPP	19
Stock-based compensation	78
Sales to shareholders under DRPP	46
Balance, December 31, 2015	27,427
Sales to employees under ESPP	18
Stock-based compensation	173
Equity Issuance	1,012
Balance, December 31, 2016	28,630
Sales to employees under ESPP	18
Stock-based compensation	88
Balance, December 31, 2017	28,736